Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2013	2012

Salaries, benefits and related expenses	$657,628	$771,137
Professional fees	421,966	114,676
Warranty expense	288,110	-
Taxes	62,283	35,810
Other	812	75,853
Total	$1,430,799	$997,476